Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets
Plan assets at beginning of year	$ 334,582
Plan assets at fair value at end of year	$ 297,631	$ 334,582
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.30%	3.60%	3.80%	4.50%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$ 4,064	$ 2,074	$ 2,223
Prior service credits, net of tax	(839)	21	(5)
Defined Pension Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of year	447,222	424,929
Service cost	0	0
Interest cost	14,428	14,778	16,183
Employee contributions	0	0
Plan amendments	0	0
Benefits paid	(30,741)	(24,380)
Actuarial (gain) loss	(36,827)	31,895
Benefit obligation at end of year	394,082	447,222	424,929
Change in plan assets
Plan assets at beginning of year	334,582	317,510
Employer contributions	5,115	2,888
Employee contributions	0	0
Actual return on plan assets	(11,325)	38,564
Benefits paid	(30,741)	(24,380)
Plan assets at fair value at end of year	297,631	334,582	317,510
Accrued benefit costs and funded status of the plans	(96,451)	(112,640)
Accumulated benefit obligation	$ 394,082	$ 447,222
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.35%	3.67%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	3.67%	4.23%
Expected rate of return on plan assets	7.60%	7.60%
Rate of compensation increase	0.00%	0.00%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$ 4,640	$ 2,363
Prior service credits, net of tax	(854)	(8)
Total	3,786	2,355
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	93,509	99,152
Prior service credits, net of tax	(343)	(366)
Total	93,166	98,786
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial (gain) loss	(4,222)	(5,307)
Prior service credits	0	0
Total	(4,222)	(5,307)
Other Postretirement Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of year	82,587	82,897
Service cost	0	0
Interest cost	2,314	2,869	3,363
Employee contributions	390	416
Plan amendments	(33,907)	0
Benefits paid	(3,600)	(4,125)
Actuarial (gain) loss	(7,258)	530
Benefit obligation at end of year	40,526	82,587	82,897
Change in plan assets
Plan assets at beginning of year	0	0
Employer contributions	3,210	3,709
Employee contributions	390	416
Actual return on plan assets	0	0
Benefits paid	(3,600)	(4,125)
Plan assets at fair value at end of year	0	0	$ 0
Accrued benefit costs and funded status of the plans	$ (40,526)	$ (82,587)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.27%	3.64%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate		4.19%
Expected rate of return on plan assets	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$ (576)	$ (289)
Prior service credits, net of tax	15	29
Total	(561)	(260)
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	(15,377)	(8,815)
Prior service credits, net of tax	(32,514)	0
Total	(47,891)	(8,815)
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial (gain) loss	1,229	403
Prior service credits	2,544	8
Total	$ 3,773	$ 411
Minimum [Member] | Other Postretirement Benefit Plans [Member]
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	3.64%
Maximum [Member] | Other Postretirement Benefit Plans [Member]
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.18%